INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation between the U.S. federal income taxes at the U.S. statutory rate
Income (loss) from continuing operations before income taxes	$ 183	$ 16	$ 612	$ 280	$ 370	$ 184	$ (240)
Expected tax expense at U.S. statutory rate of 35%					130	64	(84)
Change resulting from:
State tax expense (benefit) net of federal benefit					7	(4)	(1)
Non-U.S. tax rate differentials					6	(16)	46
Effects of non-U.S. operations					8	29	(4)
Tax authority dispute resolutions					(4)	(21)	(6)
Tax benefit of losses with valuation allowances as a result of other comprehensive income					(1)	(4)	(39)
Change in valuation allowance					(19)	(22)	230
Other, net					(14)	14	17
Total income tax expense	62	55	188	111	113	40	159
U.S. income tax statutory rate (as a percent)					35.00%	35.00%	35.00%
Income tax (expense) benefit		7	(2)	(1)	5	(10)	80
Component of income (loss) from continuing operations before income
U.S.					255	38	92
Non-U.S.					115	146	(332)
Income (loss) from continuing operations before income taxes	183	16	612	280	370	184	(240)
U.S.
Current					7	(23)	67
Deferred					69	45	(13)
Non-U.S.
Current					63	41	17
Deferred					(26)	(23)	88
Total	62	55	188	111	113	40	159
Deferred income tax assets:
Net operating loss carryforwards					895	970
Pension and other employee compensation					254	216
Property, plant and equipment					77	97
Intangible assets					35	50
Foreign tax credits					82	75
Other, net					140	116
Total					1,483	1,524
Deferred income tax liabilities:
Property, plant and equipment					(515)	(520)
Pension and other employee compensation					(25)	(19)
Other, net					(107)	(110)
Total					(647)	(649)
Net deferred tax asset before valuation allowance					836	875
Valuation allowance					(768)	(813)	(861)	(681)
Net deferred tax assets (liability)					68	62
Current deferred tax asset	40		40		40	40
Current deferred tax liability	(29)		(29)		(29)	(63)
Non-current deferred tax asset					163	179
Non-current deferred tax liability	(272)		(272)		(106)	(94)
Australian styrenics business
Change resulting from:
Income tax (expense) benefit		$ (7)	$ 2	$ 1	$ 2	$ 28	$ 74